Income Taxes - Additional information (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Unrecognized tax benefits	$ 0	$ 0	$ 0
Amounts accrued for the payment of interest and penalties	$ 0	$ 0	$ 0